        Semiannual Report



                          JAPAN
                          FUND

                          --------------
                          April 30, 1997
                          --------------


                     [LOGO OF T. ROWE PRICE APPEARS HERE]

   REPORT HIGHLIGHTS
   -----------------------------------------------------------------------------
 . The Japanese market suffered steep losses, with declines in local markets exacerbated for U.S. investors by the strength of the dollar.

 . Investors were dismayed by the banking sector's continued woes and the negative implications of deregulation for domestic industries.

 . The Japan Fund posted a loss of 6.32% over the last six months, not as steep as the declines in the overall Japanese market and the Lipper average for similar funds.

 . The fund focused on world-class, export-oriented companies whose products were more competitive as the yen weakened.

 . The increasing emphasis on shareholder value, and the move toward linking management's success with that of the stock, are signs that the long bear market may be coming to an end.

FELLOW SHAREHOLDERS


The miserable performance of the Japanese market continued into the first part of 1997. Declines in the local markets were exacerbated by the weakness of the yen against a resurgent greenback, further curtailing returns to U.S. investors. Large stocks, as represented by the TSE First Section Index, fared better than their smaller counterparts in the Second Section Index, but both produced steep losses over the last six and 12 months.

       -----------------------
       PERFORMANCE COMPARISON
       -------------------------------------------------------

       Periods Ended 4/30/97             6 Months   12 Months
       ------------------------------------------------------
       Japan Fund                          -6.32%     -20.13%
       ......................................................
       TSE First Section Index            -16.69      -30.53
       ......................................................
       TSE Second Section Index           -26.51      -38.28
       ......................................................
       Lipper Japan Funds Average          -7.44      -20.74
       ......................................................

           While suffering losses on an absolute basis, your fund did not fall as steeply as the overall market indices and also outperformed the Lipper average of similar funds. This was true for both the 6- and 12-month periods ended April 30. Our focus on export-oriented manufacturing companies, the strongest area of the market, helped limit the damage to your portfolio. These companies represent more than half of fund assets, a weighting more than double that of the TSE First Section Index. The fund was also helped by its low exposure to domestic-oriented companies, particularly the banks.



       MARKET REVIEW

           The economy, having rebounded from a long recession to become one of the fastest growing of the major industrialized countries, is clearly no longer the cause of the stock market's woes. The culprits now are the continued worries about the financial system, the increasing pace of deregulation, which is hurting the prospects of many domestic industries, and an overall environment of corporate earnings downgrades. The mood in the stock market is one of depression, with many domestic investors having apparently lost hope for a recovery.

           Ironically, the economy is not in bad shape. In the final quarter of 1996, real gross domestic product grew at an annualized rate of 2.9%. Industrial production is improving, with inventories falling while shipments are increasing. The problem, however, is that much of the growth is export-related while domestic business conditions remain in the doldrums, creating a two-tiered economy.

           With the yen losing about half its value against the dollar over the last two years, Japanese exports are again very competitive. In the 12 months through February, for example, exports were up 10% and the trade surplus expanded in yen terms for the first time since 1994. Automobile companies are regaining market share in the U.S. and Europe, and the electronics industry is benefiting from the increased sale of key components to the personal computer and telecommunications industries. The weak yen has also helped improve the competitiveness of Japanese factories, slowing their relocation to overseas bases. It is likely that this picture will lead to renewed trade friction going forward.

   . . . JAPANESE EXPORTS ARE AGAIN VERY COMPETITIVE.

           The domestic economy is far less robust. Having led the economy out of recession, housing starts are now retreating, falling 1.5% in the year through February. General construction orders remain weak. Despite improving employment prospects and higher winter bonuses, consumer spending is still anemic with savings rates at record highs. While the sheer volume of sales is growing, fierce competition is keeping prices flat. A case in point: consumer electronics retailers have seen aggregate volumes rise about 7% over the last year, but there has been little change in the value of sales. The competition among retailers remains savage, with many regional chains invading each other's territories.

           On the positive side, the stagnant prices, coupled with the falling yen, mean that many products in Japan are no longer expensive by international standards. It is now cheaper to buy a Big Mac in Tokyo than New York, and a room in a quality hotel is much cheaper. This should attract foreigners and help the domestic economy over the medium term. Despite the improving economy, the local bond market continued to march to new highs, bringing the yield on 10-year issues down to 2.2%. Surely, Japan's long-term inflation prospects are not that benign, particularly after the recent weakness of the currency.

           At the industry level, the most interesting news over the last six months was the renewed interest in real estate. Several large plots of land were sold in central Tokyo for prices that imply a 6% gross rental yield with prices having fallen by 80% from their 1990 peak. Most important, overseas buyers were active in the auctions, offering evidence that prices have fallen to realistic levels by international standards. Office rents in Tokyo are now cheaper than in Hong Kong or Singapore. In the long run, these developments should help the financial system, but in the near term rumors continue to swirl around the perilous health of the banking sector. Despite all the talk of a financial sector "Big Bang," Japanese authorities seem unwilling to abandon the "convoy" system where the stronger banks absorb the problems of the weaker, thus prolonging the pain for everyone. At times, it seems that the authorities do not grasp the seriousness of the problem.



       PORTFOLIO STRATEGY

           Over the last six months, performance in the market diverged sharply. The top performers were a small number of export-oriented manufacturers. Fortunately, your fund is concentrated in this area, with major holdings in such well-known companies as NEC, Sony, Kyocera, TDK, Canon, and Murata Manufacturing. Paradoxically, these companies, which represent the best-managed and fastest-growing in the country, have traded at a discount to the overall Japanese market for most of the last decade. However, in the last year, the weak yen has prodded foreign and local institutional investors to rediscover the attraction of these stocks, leading to rising valuations and positive contributions to your portfolio.

       ------------------------
       INDUSTRY DIVERSIFICATION
       ------------------------------------------------

       [PIE CHART APPEARS HERE]

                           Consumer Goods          17%
                           Services                16%
                           Materials               13%
                           Finance                  7%
                           Capital Equipment       38%
                           Other and Reserves       9%

                           Based on net assets as of 4/30/97.


           Conversely, the bottom rung of the performance ladder was crowded with banks, construction firms, and other nonmanufacturing companies that fell further out of favor. Investors grew steadily colder toward these companies because of their weak balance sheets and the prospect of declining profitability in coming months due to widespread deregulation. Your fund continues to have minimal exposure to them; for example, we own no banks, and the recent weakness in these stocks has not persuaded us to jump in. Our 7% exposure to the finance sector (shown in the pie chart) is focused primarily on brokerage and insurance companies.

           Among our poor performers were companies involved in the house building industry. Holdings in Daiwa House and Sekisui House underperformed the market over the last six months despite reasonable growth and cheap valuations because investors were concerned about the impact of potentially rising interest rates on these companies.

           As always, your fund sought to reduce risk by maintaining a widely diversified portfolio. Our largest stake, representing 38% of fund assets, remained in the capital equipment category, primarily in world-class competitors that benefit from the weakness of the yen. Our second-largest position was in consumer goods companies with a focus on well-managed firms such as Marui and Uny that are steadily expanding their businesses despite the parsimony of Japanese consumers.



       OUTLOOK

           The Japanese market was disappointing once again. Despite reasonable signs from the economy, investors have preferred to focus on the problems of the domestic sectors of the market. Looking forward, we are increasingly optimistic that the worst of the long bear market may be over. The expansion of the economy should continue into 1998. The low yields of the bond market provide strong support for the equity market at present, and this will not change significantly even if the bond market weakens over the next 12 months.

           Valuations are attractive, at least selectively, with many companies now trading at price/book value, price/cash flow, and even price/earnings multiples that are in line with or cheaper than international standards. Most important, both the government and corporate managements are becoming increasingly convinced that shareholder interests must carry more weight in how companies are run. This focus on shareholder value, the greater alignment of managements' interests with those of their companies, and a renewed focus on meeting financial targets are the most encouraging signs that the long underperformance of the Japanese market may be coming to an end.


           Respectfully submitted,


           /s/ Martin G. Wade

           Martin G. Wade
           President

           May 19, 1997

T. ROWE PRICE JAPAN FUND
-------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
-------------------------------------------------------------------------

       TWENTY-FIVE LARGEST HOLDINGS
                                                            Percent of
                                                            Net Assets
                                                               4/30/97
       ----------------------------------------------------------------
       NEC                                                         3.4%
       ................................................................
       Denso                                                       2.9
       ................................................................
       Sony                                                        2.9
       ................................................................
       Mitsui Fudosan                                              2.9
       ................................................................
       Sankyo                                                      2.8
       ----------------------------------------------------------------

       Kyocera                                                     2.8
       ................................................................
       TDK                                                         2.8
       ................................................................
       Mitsubishi Heavy Industries                                 2.7
       ................................................................
       Canon                                                       2.7
       ................................................................
       Sumitomo Electric Industries                                2.6
       ----------------------------------------------------------------

       Marui                                                       2.3
       ................................................................
       Murata Manufacturing                                        2.3
       ................................................................
       Matsushita Electric Industrial                              2.1
       ................................................................
       East Japan Railway                                          2.0
       ................................................................
       Hitachi                                                     2.0
       ----------------------------------------------------------------

       Sharp                                                       2.0
       ................................................................
       Nippon Steel                                                2.0
       ................................................................
       Toppan Printing                                             1.9
       ................................................................
       Daiichi Pharmaceutical                                      1.9
       ................................................................
       Shin-Etsu Chemical                                          1.8
       ----------------------------------------------------------------

       Sekisui Chemical                                            1.8
       ................................................................
       Teijin                                                      1.7
       ................................................................
       Nomura Securities                                           1.7
       ................................................................
       Nippon Telephone & Telecom                                  1.7
       ................................................................
       Ito-Yokado                                                  1.6
       ----------------------------------------------------------------

       Total                                                      57.3%

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

           This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


           JAPAN FUND
           ---------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               TSE First Section Index    Lipper Japan Funds Average         Japan Fund
 12/30/91              10,000                       10,000                     10,000
  Apr-92                7,199                        7,995                      8,860
  Apr-93               10,609                       10,777                     11,160
  Apr-94               11,501                       11,930                     12,434
  Apr-95               11,540                       11,358                     11,576
  Apr-96               11,903                       12,296                     12,421
  Apr-97                8,269                        9,136                      9,920

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

           This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                                                  Since   Inception
           Periods Ended 4/30/97                 1 Year   3 Years   5 Years   Inception        Date
           -----------------------------------------------------------------------------------------
           Japan Fund                           -20.13%    -7.25%     2.29%      -0.15%    12/30/91
           .........................................................................................

           Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                               6 Months         Year                                10 Months++       12/30/91
                                  Ended        Ended                                      Ended             to
                                4/30/97     10/31/96      10/31/95      10/31/94       10/31/93       12/31/92

  NET ASSET VALUE
  Beginning of period          $   9.02     $   9.39     $   11.64     $   11.58      $    8.64      $   10.00
                              ..................................................................................
  Investment activities
    Net investment income         (0.01)       (0.05)        (0.04)        (0.06)*        (0.05)*        (0.01)*
    Net realized and
    unrealized gain (loss)        (0.56)       (0.32)        (1.40)         0.97           2.99          (1.35)
                              ..................................................................................
    Total from
    investment activities         (0.57)       (0.37)        (1.44)         0.91           2.94          (1.36)
                              ..................................................................................
  Distributions
    Net realized gain                --           --         (0.81)        (0.85)            --             --
                              ..................................................................................


  NET ASSET VALUE
  End of period                $   8.45     $   9.02     $    9.39     $   11.64      $   11.58      $    8.64
                              ----------------------------------------------------------------------------------


  Ratios/Supplemental Data

  Total return                  (6.32)%      (3.94)%      (12.87)%        9.25%*        33.72%*      (13.40)%*
  ..............................................................................................................
  Ratio of expenses to
  average net assets              1.29%+       1.32%         1.50%        1.50%*         1.50%*+        1.50%*
  ..............................................................................................................
  Ratio of net investment
  income to average
  net assets                    (0.33)%+     (0.48)%       (0.48)%      (0.68)%*       (0.58)%*+      (0.22)%*
  ..............................................................................................................
  Portfolio turnover rate         25.1%+       29.8%         62.4%        61.5%          61.4%+         41.6%
  ..............................................................................................................
  Average commission
  rate paid                   $  0.0521    $  0.0540     $      --    $      --       $     --       $     --
  ..............................................................................................................
  Net assets, end of period
  (in thousands)              $ 158,074    $ 167,118     $ 181,383    $ 203,303       $ 87,163       $ 45,792
  ..............................................................................................................

* Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through 10/31/95.
+  Annualized.
++ The funds fiscal year-end was changed to 10/31.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------
Unaudited                                                       April 30, 1997

-----------------------
STATEMENT OF NET ASSETS                             Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands
       JAPAN  90.6%
       Common Stocks  90.6%

       Aim Services                                     7,000   $          85
       ........................................................................
       Amada                                          172,000           1,286
       ........................................................................
       Amway Japan                                      4,600             140
       ........................................................................
       Apollo Electronics                              21,000             215
       ........................................................................
       Asatsu                                           2,700              77
       ........................................................................
       Canon                                          177,000           4,197
       ........................................................................
       Cesar                                           26,000              96
       ........................................................................
       Chofu Seisakusho                                17,600             277
       ........................................................................
       Circle K Japan                                   8,660             398
       ........................................................................
       Citizen Watch                                  103,000             741
       ........................................................................
       DDI                                                363           2,411
       ........................................................................
       Daibiru                                         10,000             110
       ........................................................................
       Daifuku                                         62,000             713
       ........................................................................
       Daiichi Pharmaceutical                         189,000           3,037
       ........................................................................
       DaiNippon Screen Manufacturing                 153,000           1,217
       ........................................................................
       Daiwa House                                    175,000           1,958
       ........................................................................
       Denso                                          204,000           4,645
       ........................................................................
       Disco                                           14,000             307
       ........................................................................
       East Japan Railway                                 744           3,218
       ........................................................................
       FCC                                             11,500             315
       ........................................................................
       Fanuc                                           46,300           1,579
       ........................................................................
       Fuji Machine                                    14,000             395
       ........................................................................
       Fujimi                                           1,760              93
       ........................................................................
       Fuso Lexel                                       9,000              64
       ........................................................................
       Glory                                            4,000              73
       ........................................................................
       Hamada Printing Press                           40,000             189
       ........................................................................
       Higashi Nihon House                             13,000             128
       ........................................................................
       Hirose Electric                                  9,300             508
       ........................................................................
       Hitachi                                        353,000           3,198
       ........................................................................
       Hitachi Zosen                                  329,000           1,143
       ........................................................................
       Homac                                            8,500              96
       ........................................................................
       Honda Motor                                     29,000             900
       ........................................................................
       Horiba                                          16,000             150
       ........................................................................
       Idec Izumi                                      10,000              73
       ........................................................................
       Inax                                           132,000             819
       ........................................................................

T. ROWE PRICE JAPAN FUND
-------------------------------------------------------------------------------

                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands
       Ito-Yokado                                   52,000       $       2,495
       .........................................................................
       Japan Airport Terminal                       23,000                 236
       ........................................................................
       Japan Living Service                         28,000                 143
       ........................................................................
       Juel Verite Ohkubo                           20,000                 114
       ........................................................................
       Juken Sangyo                                 22,000                 123
       ........................................................................
       Juntendo                                     32,000                 166
       ........................................................................
       KOA                                          27,000                 300
       ........................................................................
       KTK Telecommunications Engineering           33,000                 239
       ........................................................................
       Kanamoto                                     25,000                 174
       ........................................................................
       Kansai Sekiwa Real Estate                    10,000                  73
       ........................................................................
       Kao                                         125,000               1,457
       ........................................................................
       Karakami Kankoh                               7,000                 111
       ........................................................................
       Kawasumi Laboratories                        10,000                 114
       ........................................................................
       Keyence                                       5,220                 637
       ........................................................................
       Kirin Beverage                               17,000                 232
       ........................................................................
       Komatsu                                     202,000               1,477
       ........................................................................
       Komori                                       79,000               1,687
       ........................................................................
       Kumagai Gumi                                228,000                 305
       ........................................................................
       Kuraray                                     252,000               2,224
       ........................................................................
       Kyocera                                      74,000               4,431
       ........................................................................
       Lasertec                                      7,000                 209
       ........................................................................
       Mabuchi Motor                                 6,500                 329
       ........................................................................
       Marui                                       221,000               3,639
       ........................................................................
       Marukyo                                      18,000                 180
       ........................................................................
       Maruzen                                      20,000                 116
       ........................................................................
       Masaru                                        7,000                  40
       ........................................................................
       Matsumotokiyoshi                              2,400                  75
       ........................................................................
       Matsushita Electric Industrial              208,000               3,326
       ........................................................................
       Meitec                                        6,000                 120
       ........................................................................
       Meitetsu Transport                           36,000                 126
       ........................................................................
       Mitsubishi                                  159,000               1,491
       ........................................................................
       Mitsubishi Heavy Industries                 653,000               4,311
       ........................................................................
       Mitsui Fudosan                              396,000               4,524
       ........................................................................
       Mitsui Petrochemical Industries             120,000                 564
       ........................................................................
       Mos Food Services                            13,200                 179
       ........................................................................
       Murata Manufacturing                         98,000               3,613
       ........................................................................
       NEC                                         440,000               5,373
       ........................................................................

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------

                                                 Shares/Par              Value
--------------------------------------------------------------------------------
                                                                  In thousands
       National House Industrial                    62,000     $           733
       .........................................................................
       Nichicon                                     29,000                 318
       .........................................................................
       Nichiei                                       7,500                 603
       .........................................................................
       Nidec                                         5,390                 230
       .........................................................................
       Nippon Denwa Shisetsu                        31,500                 236
       .........................................................................
       Nippon Hodo                                  65,000                 459
       .........................................................................
       Nippon Kagaku Yakin                           5,000                  22
       .........................................................................
       Nippon Konpo Unyu Soko                       13,000                  76
       .........................................................................
       Nippon Steel                              1,099,000               3,134
       .........................................................................
       Nippon Telephone & Telecom                      384               2,708
       .........................................................................
       Nishio Rent All                              15,000                 170
       .........................................................................
       Nitta                                        11,000                 125
       .........................................................................
       Nomura Securities                           244,000               2,730
       .........................................................................
       Noritsu Koki                                 10,800                 460
       .........................................................................
       Paltac                                       13,000                  81
       .........................................................................
       Paris Miki                                    5,750                 170
       .........................................................................
       Pioneer Electronic                           99,000               1,770
       .........................................................................
       Promise                                       7,800                 323
       .........................................................................
       Rinnai                                        7,700                 140
       .........................................................................
       Rohto Pharmaceutical *                       40,000                 381
       .........................................................................
       Royal Limited                                15,730                 228
       .........................................................................
       Ryoyo Electro                                13,000                 208
       .........................................................................
       Sankyo                                      167,000               4,473
       .........................................................................
       Sansei Yusoki                                10,000                  69
       .........................................................................
       Santen Pharmaceutical                        27,500                 490
       .........................................................................
       Sega Enterprises                             40,000               1,053
       .........................................................................
       Seiko                                        14,000                 192
       .........................................................................
       Sekisui Chemical                            297,000               2,855
       .........................................................................
       Sekisui House                               187,000               1,665
       .........................................................................
       Sharp                                       245,000               3,185
       .........................................................................
       Shin-Etsu Chemical                          143,000               2,884
       .........................................................................
       Shinkawa                                     12,600                 251
       .........................................................................
       Shiseido                                     60,000                 860
       .........................................................................
       Sintokogio                                   18,000                 115
       .........................................................................
       Sodick *                                     27,000                 238
       .........................................................................
       Sokkia                                       14,000                  76
       .........................................................................
       Sony                                         63,200               4,601
       .........................................................................

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------

                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands

       Sumitomo                                      323,000     $       2,173
       .........................................................................
       Sumitomo Electric Industries                  305,000             4,133
       .........................................................................
       Sumitomo Forestry                             169,000             1,718
       .........................................................................
       TDK                                            61,000             4,397
       .........................................................................
       Tachihi Enterprise                              4,000                97
       .........................................................................
       Techno Ryowa                                   11,000               117
       .........................................................................
       Teijin                                        683,000             2,760
       .........................................................................
       Toa Medical Electronics                        14,000               206
       .........................................................................
       Toc                                            25,000               234
       .........................................................................
       Tokio Marine & Fire Insurance                 174,000             1,700
       .........................................................................
       Tokyo Electronics                              45,100             1,741
       .........................................................................
       Tokyo Steel Manufacturing                     103,700             1,111
       .........................................................................
       Tokyo Tanabe                                   43,000               285
       .........................................................................
       Toppan Printing                               237,000             3,062
       .........................................................................
       Tsuchiya Home                                  14,000               122
       .........................................................................
       Uny                                            45,000               791
       .........................................................................
       Ushio                                          13,000               153
       .........................................................................
       Xebio                                           5,600               131
       .........................................................................
       Zuiko                                          13,000               149
       .........................................................................
       Total Japan (Cost $163,242)                                     143,196
                                                                 ...............

       SHORT-TERM INVESTMENTS  8.0%

       Commercial Paper  8.0%

       Canadian Imperial Bank Commerce,
       5.53%, 5/23/97                       $      5,000,000             5,000
       .........................................................................
       Investments in Commercial Paper
       through a Joint Account,
       5.60%, 5/1/97                               7,710,713             7,710
       .........................................................................
       Total Short-Term Investments
       (Cost $12,710)                                                   12,710
                                                                 ...............

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands
 Total Investments in Securities
 98.6% of Net Assets (Cost $175,952)                             $     155,906

 Other Assets Less Liabilities                                           2,168
                                                                 ...............

 NET ASSETS                                                      $     158,074
                                                                 ===============

 Net Assets Consist of:

 Accumulated net investment income - net of distributions        $        (241)

 Accumulated net realized gain/loss - net of distributions             (11,342)

 Net unrealized gain (loss)                                            (20,056)

 Paid-in-capital applicable to 18,715,482 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
                                                                 ...............
 Corporation authorized                                                189,713
                                                                 ...............

 NET ASSETS                                                      $     158,074
                                                                 ===============

 NET ASSET VALUE PER SHARE                                       $        8.45
                                                                 ===============




 * Non-income producing

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------
Unaudited



-------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 In thousands


                                                                       6 Months
                                                                          Ended
                                                                        4/30/97
     Investment Income
     Income
       Dividend (net of foreign taxes of $95)                    $         538
       Interest                                                            162
                                                                 ...............
       Total income                                                        700
                                                                 ...............
     Expenses
       Investment management                                               606
       Shareholder servicing                                               213
       Custody and accounting                                               82
       Registration                                                         19
       Prospectus and shareholder reports                                    7
       Legal and audit                                                       6
       Directors                                                             4
       Miscellaneous                                                         4
                                                                 ...............
       Total expenses                                                      941
                                                                 ...............
     Net investment income                                                (241)
                                                                 ...............
     Realized and Unrealized Gain (Loss)
     Net realized gain (loss)
       Securities                                                       (6,440)
       Foreign currency transactions                                      (135)
                                                                 ...............
       Net realized gain (loss)                                         (6,575)
                                                                 ...............
     Change in net unrealized gain or loss
       Securities                                                       (1,913)
       Other assets and liabilities
       denominated in foreign currencies                                     5
                                                                 ...............
       Change in net unrealized gain or loss                            (1,908)
                                                                 ...............
     Net realized and unrealized gain (loss)                            (8,483)
                                                                 ...............
     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                      $      (8,724)
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE JAPAN FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
In thousands


                                                                      6 Months             Year
                                                                         Ended            Ended
                                                                       4/30/97         10/31/96

      Increase (Decrease) in Net Assets
      Operations
        Net investment income                                     $       (241)    $       (950)
        Net realized gain (loss)                                        (6,575)          (2,174)
        Change in net unrealized gain or loss                           (1,908)          (4,592)
                                                                  ...............................
        Increase (decrease) in net assets from operations               (8,724)          (7,716)
                                                                  ...............................
      Capital share transactions *
        Shares sold                                                     64,978          139,855
        Shares redeemed                                                (65,298)        (146,404)
                                                                  ...............................
        Increase (decrease) in net assets from capital
        share transactions                                                (320)          (6,549)
                                                                  ...............................

      Net Assets
      Increase (decrease) during period                                 (9,044)         (14,265)
      Beginning of period                                              167,118          181,383
                                                                  ...............................

      End of period                                               $    158,074     $    167,118
                                                                  ===============================

     *Share information
        Shares sold                                                      7,757           14,194
        Shares redeemed                                                 (7,571)         (14,979)
                                                                  ...............................
        Increase (decrease) in shares outstanding                          186             (785)




The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE JAPAN FUND
-------------------------------------------------------------------------------
Unaudited                                                        April 30, 1997


 -------------------------------
  NOTES TO FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

       T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Japan Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1991.

       Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

       Short-term debt securities are valued at amortized cost which approximates fair value.

       For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

       Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

       Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

       Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

T. ROWE PRICE JAPAN FUND
-------------------------------------------------------------------------------

NOTE 2 - INVESTMENT TRANSACTIONS

       Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

       Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

       Securities Lending The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At April 30, 1997, the value of securities on loan was $14,404,000. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

       Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $18,223,000 and $26,938,000, respectively, for the six months ended April 30, 1997.



NOTE 3 - FEDERAL INCOME TAXES

       No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $4,766,000, of which $2,717,000 expires in 2003 and $2,049,000 in 2004. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

       At April 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $175,952,000, and net unrealized loss aggregated $20,046,000, of which $6,542,000 related to appreciated investments and $26,588,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

       The fund is managed by Rowe Price-Fleming International, Inc. (the manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert

T. ROWE PRICE JAPAN FUND
-------------------------------------------------------------------------------


       Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement.

       The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $99,000 was payable at April 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.50% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At April 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

       In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the underlying funds) in which the T. Rowe Price Spectrum International Fund (Spectrum) invests. In accordance with the agreement among Spectrum, the underlying funds, Price Associates and TRPS, expenses from the operation of Spectrum are borne by the underlying funds based on each underlying fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $208,000 for the six months ended April 30, 1997, of which $49,000 was payable at period-end.

       During the six months ended April 30, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $21,207,000 with certain affiliates of the manager and paid commissions of $87,000 related thereto.

For yield, price, last transaction, current balance or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Japan Fund.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor